9. UNSECURED CONVERTIBLE PROMISSORY NOTES, NET (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
YP Holdings, LLC (Conversion type 1)
Additions		$ 3,150,000
Assignment to financial institution	$ (750,000)
Debt discount		(3,150,000)
Amortization of debt discount	1,083,164	176,380
Notes converted to shares of Common Stock	(160,400)
Ending Balance	349,144	176,380
Non-current Portion	349,144
Various financial institutions and third parties (Conversion type 2)
Additions	502,000	1,454,209
Debt discount	(502,000)	(1,454,209)
Amortization of debt discount	180,674	54,203
Ending Balance	234,877	54,203
Non-current Portion	234,877
Financial Institution (Conversion Type 3)
Assignment to financial institution	750,000
Debt discount	(750,000)
Amortization of debt discount	67,123
Notes converted to shares of Common Stock	(40,000)
Ending Balance	27,123
Current Portion	3,836
Non-current Portion	23,287
Total
Additions	502,000	4,604,209
Debt discount	(1,252,000)	(4,604,209)
Amortization of debt discount	1,330,961	230,583
Notes converted to shares of Common Stock	(200,400)
Ending Balance	611,144	$ 230,583
Current Portion	3,836
Non-current Portion	$ 607,308